Group Statement of Changes in Equity - (Unaudited) - GBP (£) £ in Millions	Total	Held in Employee Share Ownership Trusts	Share Buy-Back Programme	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Other Reserves Assets Held for Sale	Retained Earnings	Retained Earnings Held in Employee Share Ownership Trusts	Retained Earnings Share Buy-Back Programme	In Respect of Assets Held-For-Sale	In Respect of Assets Held-For-Sale Assets Held for Sale	Total Attributable to Owners of Parent	Total Attributable to Owners of Parent Held in Employee Share Ownership Trusts	Total Attributable to Owners of Parent Share Buy-Back Programme	Perpetual Hybrid Bonds	Non-Controlling Interests
Beginning balance at Dec. 31, 2020	£ 62,955			£ 614	£ 26,618	£ (6,600)		£ 42,041					£ 62,673				£ 282
Total comprehensive (expense)/income for the period comprising:	2,755					(795)		3,474					2,679				76
Profit for the period	3,329							3,250					3,250				79
Other comprehensive (expense)/income for the period	(574)					(795)		224					(571)				(3)
Other changes in equity
Cash flow hedges reclassified and reported in total assets	34					34							34
Employee share options
– value of employee services	32							32					32
– treasury shares used for share option schemes					4			(4)
Dividends and other appropriations
– ordinary shares	(2,443)							(2,443)					(2,443)
– to non-controlling interests	(81)																(81)
Purchase of own shares
Purchase of own shares		£ (82)							£ (82)					£ (82)
Reclassification of equity relating to assets held-for-sale							£ 270					£ (270)
Other movements	4							4					4
Ending balance at Jun. 30, 2021	63,174			614	26,622	(7,091)		43,022			£ (270)		62,897				277
Beginning balance at Dec. 31, 2020	62,955			614	26,618	(6,600)		42,041					62,673				282
Total comprehensive (expense)/income for the period comprising:	7,796					523		7,099					7,622				174
Profit for the period	6,974							6,801					6,801				173
Other comprehensive (expense)/income for the period	822					523		298					821				1
Other changes in equity
Cash flow hedges reclassified and reported in total assets	45					45							45
Employee share options
– value of employee services	76							76					76
– treasury shares used for share option schemes					4			(4)
Dividends and other appropriations
– ordinary shares	(4,904)							(4,904)					(4,904)
– to non-controlling interests	(162)																(162)
Purchase of own shares
Purchase of own shares		(82)							(82)					(82)
– proceeds, net of issuance fees	1,681															£ 1,681
– tax on issuance fees	4															4
– coupons paid	(6)							(6)					(6)
– tax on coupons paid	1							1					1
Non-controlling interests - acquisitions	(5)							(5)					(5)
Other movements - non-controlling interests	6																6
Other movements	(4)							(4)					(4)
Ending balance at Dec. 31, 2021	67,401			614	26,622	(6,032)		44,212					65,416			1,685	300
Total comprehensive (expense)/income for the period comprising:	10,601					8,379		2,128					10,507				94
Profit for the period	1,938							1,859					1,859				79
Other comprehensive (expense)/income for the period	8,663					8,379		269					8,648				15
Other changes in equity
Cash flow hedges reclassified and reported in total assets	(76)					(76)							(76)
Employee share options
– value of employee services	34							34					34
– proceeds from new shares issued	4				4								4
– treasury shares used for share option schemes					1			(1)
Dividends and other appropriations
– ordinary shares	(2,476)							(2,476)					(2,476)
– to non-controlling interests	(80)																(80)
Purchase of own shares
Purchase of own shares		£ (80)	£ (1,256)						£ (80)	£ (1,256)				£ (80)	£ (1,256)
Non-controlling interests - acquisitions	(1)							(1)					(1)
Reclassification of equity relating to assets held-for-sale							£ 58					£ (58)
Other movements	(2)							(2)					(2)
Ending balance at Jun. 30, 2022	£ 74,069			£ 614	£ 26,627	£ 2,329		£ 42,558			£ (58)		£ 72,070			£ 1,685	£ 314